UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Fund
Eaton Vance Massachusetts Municipal Income Fund
Eaton Vance National Municipal Income Fund
Eaton Vance New York Municipal Income Fund
Eaton Vance Ohio Municipal Income Fund
Eaton Vance Rhode Island Municipal Income Fund

Eaton Vance
National Municipal Income Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.1%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 0.6%
$25,530	Rickenbacker Port Authority, OH, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	$25,815,425

		$25,815,425

Cogeneration — 0.8%
$22,150	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,151,108
1,300	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	873,574
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	12,259,514
1,500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11(1)	364,500
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21(1)	1,263,300

		$36,911,996

Education — 2.9%
$4,270	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$4,332,684
17,375	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	17,071,111
21,330	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 5/15/42	20,519,887
4,750	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	5,146,720
45,615	Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	48,621,028
13,350	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	12,097,770
14,470	Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	14,975,871
1,400	Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	1,436,624
8,485	Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	8,872,765

		$133,074,460

Electric Utilities — 2.4%
$8,600	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,929,810
5,000	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,932,700
41,100	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	42,580,422
51,215	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	52,632,119

		$109,075,051

Escrowed/Prerefunded — 0.1%
$2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,256,872

		$3,256,872

General Obligations — 11.7%
$8,705	Aldine, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/36	$8,577,124
94,200	Clark County, NV, 5.00%, 6/1/38(2)	94,442,094
12,840	Conroe Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/33(3)	13,811,218
26,625	Dallas, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/31	27,574,447
14,180	Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,833,414
10,925	Maricopa County, AZ, Community College District, 3.00%, 7/1/23	10,507,665
5,275	Newton, MA, 5.00%, 4/1/36	5,531,892
11,480	Newton, MA, 5.00%, 4/1/39(3)	12,008,195
10,000	Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,415,600
41,620	Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	43,349,727
7,945	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	4,509,900
11,945	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	6,384,244
11,485	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	5,773,624

Principal
Amount
(000’s omitted)	Security	Value
$36,300	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	$36,613,632
57,400	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(4)	59,109,372
9,470	Shoreline School District No. 412, King County, WA, 3.50%, 12/1/27	8,848,484
9,975	Shoreline School District No. 412, King County, WA, 3.50%, 12/1/28	9,175,105
5,900	Shoreline School District No. 412, King County, WA, 3.75%, 12/1/29	5,558,036
2,680	Texas, (AMT), 5.00%, 8/1/24(5)	2,879,821
1,100	Texas, (AMT), 5.00%, 8/1/26(5)	1,159,213
8,000	Texas, (AMT), 5.00%, 8/1/31(5)	8,193,920
8,000	Texas, (AMT), 5.00%, 8/1/36(5)	8,059,520
40,875	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(2)	40,564,350
50,575	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(3)	50,190,630
15,720	Washington, 5.00%, 2/1/31	16,786,602
21,255	Washington, 5.00%, 2/1/33	22,404,470
12,995	Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	13,843,444

		$541,105,743

Health Care-Miscellaneous — 0.0%(6)
$1,115	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(7)	$1,110,309
1,196	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(7)	1,192,774

		$2,303,083

Hospital — 15.0%
$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(2)	$33,950,290
16,225	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	16,348,959
36,700	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(4)	37,526,851
49,110	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46	46,966,348
5,000	California Statewide Communities Development Authority, (Cottage Health System), 5.00%, 11/1/40	4,583,300
10,670	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,532,891
19,735	California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	18,792,062
68,305	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	62,587,188
59,525	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	56,566,607
5,015	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	4,596,047
12,725	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	10,488,454
14,030	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	12,864,949
3,050	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	2,704,557
18,195	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	17,992,672
53,260	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	58,461,372
13,990	Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 4.75%, 5/15/42	12,214,669
7,510	Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,657,496
7,045	Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	6,267,232
18,900	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	16,873,353
12,795	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,914,761
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	3,621,360
2,545	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	2,543,448
4,150	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	4,329,363
41,400	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	38,019,690
63,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37(2)	61,031,880
75,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(2)	71,913,750
27,460	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	26,467,046
16,675	Washington Township Health Care District, 6.25%, 7/1/39	16,810,568
4,360	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/34	4,412,800

Principal
Amount
(000’s omitted)	Security	Value
$8,475	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	$7,709,199
8,865	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	8,132,130

		$695,881,292

Housing — 3.7%
$6,245	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$4,184,899
41,535	California, Veterans Housing, (AMT), 4.60%, 12/1/32	36,177,816
585	Denver, CO, City and County, Multi-Family Housing, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	586,012
8,165	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	8,292,129
14,060	New Hampshire Housing Finance Authority, Multi-Family Housing, (AMT), 6.20%, 7/1/36	11,535,668
13,055	New Jersey Housing and Mortgage Finance Agency, Single Family Housing, (AMT), 4.625%, 10/1/27	12,740,766
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	7,465,769
15,290	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	15,290,000
23,335	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(2)	23,780,232
6,500	Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	6,556,485
6,940	Virginia Housing Development Authority, (AMT), Variable Rate, 24.058%, 10/1/35(7)(8)(9)	7,374,444
18,345	Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	18,476,901
18,750	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	18,884,812

		$171,345,933

Industrial Development Revenue — 7.2%
$6,075	Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$6,140,063
1,805	Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19	1,597,118
2,460	Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,087,261
12,360	Denver, CO, City and County, (United Airlines), (AMT), 5.25%, 10/1/32	10,269,800
33,290	Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	29,522,904
4,570	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,569,223
40,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	39,925,600
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	141,748
10,360	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	9,799,731
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	5,144,684
53,150	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	53,534,274
49,635	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	50,815,817
36,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	37,137,240
9,400	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	9,622,122
12,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	12,439,920
12,500	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	12,780,625
50,000	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	48,004,000

		$333,532,130

Insured-Electric Utilities — 2.4%
$41,700	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (FGIC), (AMT), 4.60%, 5/1/26	$36,125,544
36,660	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	39,318,583
38,190	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	37,512,510

		$112,956,637

Insured-General Obligations — 3.5%
$23,060	Clark County, NV, (AMBAC), (BHAC), 3.50%, 11/1/27	$20,497,803
61,690	District of Columbia, (FGIC), (NPFG), 4.50%, 6/1/37	57,958,372

Principal
Amount
(000’s omitted)	Security	Value
$12,810	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	$12,527,796
11,480	Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 3.75%, 8/15/38	10,130,181
4,775	Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	3,944,771
13,625	Kendall Kane and Will Counties, IL, Community Unit School District No. 308, (AGM), 0.00%, 2/1/21	8,559,225
51,625	Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	49,991,069

		$163,609,217

Insured-Hospital — 1.2%
$1,410	Henrico County, VA, Economic Development Authority, (Bon Secours Health System, Inc.), (AGC), 4.50%, 11/1/42	$1,249,175
38,800	Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	34,358,176
12,000	Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,856,800
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (NPFG), 5.125%, 2/15/22	5,044,900

		$53,509,051

Insured-Housing — 0.2%
$9,815	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	$9,263,004

		$9,263,004

Insured-Lease Revenue/Certificates of Participation — 1.6%
$85,650	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47(10)	$72,466,752

		$72,466,752

Insured-Other Revenue — 6.1%
$65,325	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$57,694,387
46,605	Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/25	21,025,380
50,700	Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	21,213,894
68,155	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	12,985,572
25,000	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	2,468,000
11,725	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	12,040,871
6,085	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,287,022
8,895	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/31	7,894,579
11,715	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/46	9,547,139
50,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	55,318,000
51,900	New York, NY, Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	44,582,619
31,670	New York, NY, Transitional Finance Authority, (FGIC), (NPFG), 4.25%, 1/15/34	29,447,083

		$280,504,546

Insured-Special Tax Revenue — 8.3%
$500	Denver, CO, Convention Center Hotel Authority, (Convention Center Hotel), (XLCA), 4.75%, 12/1/35	$389,530
13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	6,710,111
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	14,490,973
9,500	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,140,575
8,695	Louisiana Gas and Fuels Tax, (FGIC), (NPFG), 4.50%, 5/1/41	8,236,861
11,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	12,076,570
3,080	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	3,372,292
665	McKay Landing, Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	472,682
14,715	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	7,147,664
106,655	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/32	29,315,193
84,310	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	18,686,468
218,400	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	26,625,144

Principal
Amount
(000’s omitted)	Security	Value
$156,345	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	$17,654,477
70,970	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	6,429,882
189,025	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	16,528,346
27,470	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	25,478,425
1,734,580	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	94,066,273
159,245	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	18,225,590
315,735	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	33,654,194
250,200	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	24,829,848
6,800	Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	3,996,768
20,760	San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	13,642,642

		$386,170,508

Insured-Student Loan — 2.2%
$52,420	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$54,901,039
4,815	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/27	4,336,100
49,865	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	43,533,641

		$102,770,780

Insured-Transportation — 8.9%
$36,890	Alabama Port Authority, (NPFG), (AMT), 4.50%, 10/1/36	$30,004,113
34,615	Chicago, IL, (O’Hare International Airport), (AGM), 4.50%, 1/1/38	31,036,155
15,125	Dallas-Fort Worth, TX, International Airport, (AGM), (AMBAC), 5.00%, 11/1/32	14,822,651
13,335	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	1,732,350
22,385	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	2,696,049
8,255	Miami-Dade County, FL, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	7,402,011
52,480	Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	48,556,595
104,265	North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	27,357,051
58,690	North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	48,585,929
12,420	North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	12,879,416
13,405	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	12,408,070
16,400	Port Authority of New York and New Jersey, (AGM), (AMT), 4.25%, 12/1/32	14,644,708
9,790	Port Authority of New York and New Jersey, (AGM), (AMT), 4.50%, 12/1/36	8,886,775
38,705	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	36,032,420
21,420	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,925,298
10,105	Tampa-Hillsborough County, FL, Expressway Authority, (AGM), (AMBAC), 4.00%, 7/1/34	8,852,182
46,300	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	25,173,310
31,045	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	8,305,469
119,480	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	27,836,450
30,935	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	6,688,456
17,380	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.75%, 8/15/38	17,225,492

		$413,050,950

Insured-Water and Sewer — 0.4%
$4,820	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	$4,384,609
16,520	Spartanburg, SC, Sanitation Sewer District, (NPFG), 4.00%, 3/1/40	14,299,217

		$18,683,826

Lease Revenue/Certificates of Participation — 2.5%
$38,660	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$42,338,112
19,440	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 9/1/26	20,192,911
10,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.75%, 9/1/23	10,972,300
36,925	North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	39,972,790

		$113,476,113

Nursing Home — 0.9%
$8,205	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 8.00%, 6/1/25	$7,084,115
11,565	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	11,570,782
10,205	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	8,193,288

Principal
Amount
(000’s omitted)	Security	Value
$8,875	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$8,879,793
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,359,335
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,227,490
1,745	Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,536,298

		$43,851,101

Other Revenue — 7.9%
$12,735	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$13,050,701
14,295	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	14,549,737
7,785	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	7,935,951
13,795	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	494,137
5,210	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	90,289
31,695	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	27,203,185
33,100	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	24,284,808
40,855	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	29,879,304
27,650	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	25,303,068
23,185	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	21,897,769
20,155	New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	20,464,782
12,000	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(7)	9,518,280
19,000	Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(7)	14,376,730
20,625	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	18,280,350
1,000	Seminole Tribe, FL, 5.25%, 10/1/27(7)	891,430
2,100	Seminole Tribe, FL, 5.75%, 10/1/22(7)	2,098,236
19,075	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	20,602,717
80,270	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	84,341,294
32,000	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	21,920,000
13,070	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	8,025,111
1,825	Tobacco Settlement Revenue Management Authority, SC, Escrowed to Maturity, 6.375%, 5/15/30	2,312,403

		$367,520,282

Senior Living/Life Care — 0.7%
$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$330,840
425	Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(11)	310,471
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(1)	5,931,645
16,435	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(11)	8,204,352
1,750	Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,746,938
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(12)	6,234,012
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(12)	10,308,803

		$33,067,061

Special Tax Revenue — 2.4%
$200	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$204,040
150	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	143,627
930	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	727,585
450	Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	436,293
585	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	563,127
450	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	449,420
1,125	Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	974,914
29,055	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	30,556,275
230	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	0
80	New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(1)	0
170	New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% to 11/1/12), 5/1/38	99,975
430	New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	158,700

Principal
Amount
(000’s omitted)	Security	Value
$260	New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/12), 5/1/15	$212,880
335	New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	136,677
41,570	New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	45,481,737
1,060	North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	804,604
476,395	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	22,538,247
1,235	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, (0.00% until 11/1/13), 5/1/36	572,311
1,115	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	820,506
410	Southern Hills Plantation I, FL, Community Development District, 5.80%, (0.00% until 11/1/12), 5/1/35	236,369
565	Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	452,215
1,665	Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,457,641
5,130	University Square, FL, Community Development District, 6.75%, 5/1/20	5,129,230

		$112,156,373

Student Loan — 1.3%
$14,800	Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$15,299,648
14,470	Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	14,512,831
4,975	New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/22(5)	4,937,240
10,010	New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27(5)	10,049,139
7,130	New Jersey Higher Education Student Assistance Authority, (AMT), 5.50%, 12/1/25(5)	7,205,721
6,250	New Jersey Higher Education Student Assistance Authority, (AMT), 5.50%, 12/1/26(5)	6,257,062
1,500	New Jersey Higher Education Student Assistance Authority, (AMT), 5.75%, 12/1/27(5)	1,516,905

		$59,778,546

Transportation — 16.6%
$4,260	Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$4,248,626
33,755	Commonwealth Transportation Board, VA, 5.00%, 5/15/33	35,847,810
18,160	Illinois Toll Highway Authority, 5.25%, 1/1/29	18,731,495
18,180	Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(4)	18,688,131
16,200	Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(4)	16,343,532
19,475	Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	22,473,176
28,455	Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	26,632,742
51,395	Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	51,813,869
173,060	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	36,460,281
91,425	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/36	17,851,645
55,250	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	58,562,790
168,580	New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/38	28,495,077
108,655	New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	18,365,955
66,265	North Texas Tollway Authority, 5.75%, 1/1/38	66,371,687
15,000	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	14,722,350
17,580	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	17,120,635
8,305	Pennsylvania Turnpike Commission, 5.25%, 6/1/39	8,226,518
13,010	Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	10,270,744
12,125	Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	8,926,546
4,980	Pennsylvania Turnpike Commission, 5.50%, 12/1/41	5,038,266
25,000	Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	19,592,500
10,000	Pennsylvania Turnpike Commission, 6.50%, 12/1/36	11,016,700
23,465	Port Authority of New York and New Jersey, 5.25%, 7/15/36	24,770,827
80,490	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	77,642,264
20,740	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	20,006,219
28,890	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	30,159,427
29,200	Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	31,634,404
24,110	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	25,713,556

Principal
Amount
(000’s omitted)	Security	Value
$38,980	Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	$40,882,613

		$766,610,385

Water and Sewer — 2.6%
$27,455	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$24,072,544
34,800	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/37(2)	35,734,032
42,030	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	46,203,999
14,165	Oklahoma Water Resources Board, 5.25%, 4/1/36	15,197,629

		$121,208,204

Total Tax-Exempt Investments — 114.1% (identified cost $5,516,278,991)		$5,282,955,321

Other Assets, Less Liabilities — (14.1)%		$(654,599,261)

Net Assets — 100.0%		$4,628,356,060

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		Texas	19.1%
		New York	18.9%
		California	17.0%
		Florida	10.8%
		Others, representing less than 10% individually	48.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 30.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 8.9% of total investments.

(1)		Defaulted bond.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $35,307,886.

(5)		When-issued security.

(6)		Amount is less than 0.05%.

(7)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2011, the aggregate value of these securities is $36,562,203 or 0.8% of the Fund’s net assets.

(8)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $27,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(9)		Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at June 30, 2011.

(10)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(11)		Security is in default and making only partial interest payments.

(12)		Security is in default with respect to scheduled principal payments.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	5,000 U.S. 10-Year Treasury Note	Short	$(608,506,475)	$(611,640,625)	$(3,134,150)
9/11	6,000 U.S. 30-Year Treasury Bond	Short	(743,925,210)	(738,187,500)	5,737,710

					$2,603,560

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $5,737,710 and $3,134,150, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,816,763,547

Gross unrealized appreciation	$162,896,005
Gross unrealized depreciation	(370,052,231)

Net unrealized depreciation	$(207,156,226)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$5,282,955,321	$—	$5,282,955,321

Total Investments	$—	$5,282,955,321	$—	$5,282,955,321

Futures Contracts	$5,737,710	$—	$—	$5,737,710

Total	$5,737,710	$5,282,955,321	$—	$5,288,693,031

Liability Description

Futures Contracts	$(3,134,150)	$—	$—	$(3,134,150)

Total	$(3,134,150)	$—	$—	$(3,134,150)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event — Reorganizations

On August 12, 2011, the shareholders of Eaton Vance Michigan Municipal Income Fund (Michigan Fund) and Eaton Vance Rhode Island Municipal Income Fund (Rhode Island Fund) approved an Agreement and Plan of Reorganization (the Agreement) whereby the Fund will acquire substantially all the assets and assume substantially all the liabilities of Michigan Fund and Rhode Island Fund in exchange for shares of the Fund. The Agreement was previously approved by the Fund’s Trustees. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur no later than September 30, 2011.

Eaton Vance
California Municipal Income Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 8.7%
$2,500	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,533,925
1,000	California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30(1)	1,077,920
215	California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	221,162
375	California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	374,722
2,895	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,885,910
3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	3,238,935
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,778,750
1,810	California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,899,360

		$15,010,684

Electric Utilities — 4.6%
$2,725	Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	$2,749,443
895	Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	957,426
2,000	Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,013,700
2,170	Vernon, Electric System Revenue, 5.125%, 8/1/21	2,230,044

		$7,950,613

Escrowed/Prerefunded — 1.9%
$5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$3,236,759

		$3,236,759

General Obligations — 14.2%
$2,500	California, 5.50%, 11/1/35	$2,574,300
1,000	California, 6.00%, 4/1/38	1,065,840
5,200	Palo Alto, (Election of 2008), 5.00%, 8/1/40(2)	5,397,860
9,990	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	10,076,314
5,400	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(3)	5,560,812

		$24,675,126

Hospital — 14.0%
$875	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$881,685
1,855	California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	1,962,330
3,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	3,429,300
3,000	California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,194,790
1,730	California Statewide Communities Development Authority, (Cottage Health System), 5.00%, 11/1/40	1,585,822
2,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,850,200
1,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,364,295
3,000	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	3,398,850
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,499,895
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	996,350
3,670	Washington Township Health Care District, 5.00%, 7/1/37	3,121,592
1,000	Washington Township Health Care District, 5.25%, 7/1/30	936,070

		$24,221,179

Housing — 0.9%
$1,290	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,216,083
397	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	367,131

		$1,583,214

1

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 1.2%
$265	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$271,238
1,700	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,744,863

		$2,016,101

Insured-Education — 1.1%
$2,000	California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$1,235,060
2,000	California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/28	656,740

		$1,891,800

Insured-Electric Utilities — 3.9%
$4,775	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$4,875,944
2,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,950,460

		$6,826,404

Insured-Escrowed/Prerefunded — 9.4%
$2,500	California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33(4)	$2,951,525
5,000	California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29	5,903,050
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	7,385,250

		$16,239,825

Insured-General Obligations — 3.0%
$4,135	Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32	$4,004,127
1,300	Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	1,258,855

		$5,262,982

Insured-Hospital — 2.9%
$30	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27	$30,017
4,920	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(2)	4,922,805

		$4,952,822

Insured-Lease Revenue/Certificates of Participation — 2.5%
$9,530	Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$2,433,295
2,400	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,877,448

		$4,310,743

Insured-Special Tax Revenue — 2.1%
$1,485	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$1,092,752
2,700	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36	2,468,583

		$3,561,335

Insured-Transportation — 2.8%
$1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/24	$633,672
2,125	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,978,269
2,230	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,282,605

		$4,894,546

Insured-Water and Sewer — 3.9%
$6,275	Clovis Public Financing Authority, (AMBAC), 4.50%, 8/1/38	$5,479,895
1,710	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,348,232

		$6,828,127

2

Principal
Amount
(000’s omitted)	Security	Value
Lease Revenue/Certificates of Participation — 5.0%
$1,750	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	$1,395,800
3,075	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,988,664
4,545	Pasadena Parking Facility, 6.25%, 1/1/18(5)	5,252,884

		$8,637,348

Other Revenue — 1.5%
$920	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	$842,527
1,655	Golden State Tobacco Securitization Corp., 5.30%, (0.00% until 12/1/12), 6/1/37	1,064,992
1,060	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	777,701

		$2,685,220

Senior Living/Life Care — 1.2%
$250	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.75%, 11/15/26	$224,220
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.875%, 11/15/36	829,390
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 7.25%, 11/15/41	1,063,000

		$2,116,610

Special Tax Revenue — 11.0%
$2,000	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$1,887,440
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	335,465
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	486,973
1,755	Corona Public Financing Authority, 5.80%, 9/1/20	1,755,456
765	Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	790,237
1,735	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,735,416
15,995	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	756,724
4,380	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	4,381,840
1,000	San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,076,150
1,400	Santa Margarita Water District, 6.20%, 9/1/20	1,402,058
985	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985,315
350	Temecula Unified School District, 5.00%, 9/1/27	312,067
535	Temecula Unified School District, 5.00%, 9/1/37	438,679
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	857,060
1,000	Tustin Community Facilities District, 6.00%, 9/1/37	944,580
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	884,133

		$19,029,593

Transportation — 7.4%
$4,005	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$4,257,395
3,080	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	3,107,289
2,750	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,810,005
2,500	Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22(1)	2,692,400

		$12,867,089

Water and Sewer — 5.7%
$1,445	California Department of Water Resources, 5.00%, 5/1/21	$1,614,701
3,180	California Department of Water Resources, 5.00%, 12/1/29	3,381,326
2,000	East Bay Municipal Utility District, 5.00%, 6/1/30	2,141,760

3

Principal
Amount
(000’s omitted)	Security	Value
$2,500	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/29	$2,684,825

		$9,822,612

Total Tax-Exempt Investments — 108.9% (identified cost $185,617,342)		$188,620,732

Other Assets, Less Liabilities — (8.9)%		$(15,397,118)

Net Assets — 100.0%		$173,223,614

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 29.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 14.2% of total investments.

(1)		When-issued security.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,404,940.

(4)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	80 U.S. 10-Year Treasury Note	Short	$(9,734,854)	$(9,786,250)	$(51,396)
9/11	90 U.S. 30-Year Treasury Bond	Short	(11,158,430)	(11,072,813)	85,617

					$34,221

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Bank of America	$5,212,500	4.165%	3-month USD- LIBOR-BBA	August 12, 2011/ August 12, 2041	$(58,189)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $85,617 and $109,585, respectively.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$161,423,917

Gross unrealized appreciation	$9,155,684
Gross unrealized depreciation	(5,078,869)

Net unrealized appreciation	$4,076,815

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$188,620,732	$—	$188,620,732

Total Investments	$—	$188,620,732	$—	$188,620,732

Futures Contracts	$85,617	$—	$—	$85,617

Total	$85,617	$188,620,732	$—	$188,706,349

Liability Description

Futures Contracts	$(51,396)	$—	$—	$(51,396)
Interest Rate Swaps	—	(58,189)	—	(58,189)

Total	$(51,396)	$(58,189)	$—	$(109,585)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 17.9%
$3,930	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$4,103,549
1,100	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,125,520
3,520	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	3,289,264
4,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,735,200
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,232,740
8,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32(2)	9,623,920
5,000	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,284,200

		$34,394,393

Electric Utilities — 3.3%
$6,715	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$6,290,813

		$6,290,813

Escrowed/Prerefunded — 2.4%
$1,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,796,430
2,540	Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,820,035

		$4,616,465

General Obligations — 11.1%
$2,800	Danvers, 5.25%, 7/1/36(3)	$3,017,952
5,000	Massachusetts, 5.25%, 8/1/28	5,758,000
4,500	Newton, 5.00%, 4/1/36	4,719,150
1,090	Plymouth, 5.00%, 5/1/31	1,161,875
1,000	Plymouth, 5.00%, 5/1/32	1,060,140
1,790	Wayland, 5.00%, 2/1/33	1,927,615
2,680	Wayland, 5.00%, 2/1/36	2,850,930
775	Winchester, 5.00%, 4/15/36	815,719

		$21,311,381

Hospital — 14.0%
$1,900	Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	$2,051,563
2,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,012,720
1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	1,000,500
3,445	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	3,356,153
2,055	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,088,086
3,320	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,087,467
1,645	Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,416,493
6,800	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	6,834,952
4,305	Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/39	3,964,733
1,200	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), 5.25%, 7/1/38	1,047,252

		$26,859,919

1

Principal
Amount
(000’s omitted)	Security	Value
Housing — 6.3%
$5,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	$4,579,150
3,960	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	3,815,222
3,875	Massachusetts Housing Finance Agency, (AMT), 5.20%, 12/1/37	3,787,735

		$12,182,107

Industrial Development Revenue — 3.4%
$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,158,750
5,170	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	4,323,878

		$6,482,628

Insured-Education — 6.1%
$5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,591,900
5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	6,050,608

		$11,642,508

Insured-Escrowed/Prerefunded — 0.1%
$200	Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$239,524

		$239,524

Insured-Hospital — 0.7%
$1,395	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,412,340

		$1,412,340

Insured-Other Revenue — 1.4%
$2,625	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$2,672,591

		$2,672,591

Insured-Special Tax Revenue — 5.5%
$4,955	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	$5,425,229
5,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,114,800

		$10,540,029

Insured-Student Loan — 3.4%
$2,030	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$2,126,080
5,140	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33(4)	4,487,374

		$6,613,454

Insured-Transportation — 8.6%
$2,790	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$2,609,264
3,435	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	3,107,816
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	6,653,820
4,320	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,211,741

		$16,582,641

Nursing Home — 2.5%
$2,145	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,001,714
2,815	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,816,408

		$4,818,122

Other Revenue — 2.4%
$1,590	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,731,558
1,195	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,287,051
1,580	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,666,268

		$4,684,877

2

Principal
Amount
(000’s omitted)	Security	Value
Senior Living/Life Care — 2.0%
$1,400	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,211,140
525	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	527,242
615	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	460,291
2,465	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,661,952

		$3,860,625

Solid Waste — 1.7%
$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,259,393

		$3,259,393

Special Tax Revenue — 3.4%
$6,185	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	$3,675,312
1,240	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,408,665
85	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	75,171
1,255	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,318,239

		$6,477,387

Water and Sewer — 11.9%
$4,800	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$4,820,832
4,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	4,263,920
2,940	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	3,346,955
3,205	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,630,015
5,665	Massachusetts Water Resources Authority, 4.00%, 8/1/46	4,967,072
1,625	Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,801,507

		$22,830,301

Total Tax-Exempt Investments — 108.1% (identified cost $204,016,176)		$207,771,498

Other Assets, Less Liabilities — (8.1)%		$(15,595,278)

Net Assets — 100.0%		$192,176,220

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 23.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 8.8% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		When-issued security.

(4)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

3

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	100 U.S. 10-Year Treasury Note	Short	$(12,168,568)	$(12,232,813)	$(64,245)
9/11	75 U.S. 30-Year Treasury Bond	Short	(9,298,691)	(9,227,344)	71,347

					$7,102

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$6,237,500	4.088%	3-month USD- LIBOR-BBA	September 9, 2011/ September 9, 2041	$33,298

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $104,645 and $64,245, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$184,717,067

Gross unrealized appreciation	$8,688,549
Gross unrealized depreciation	(4,284,118)

Net unrealized appreciation	$4,404,431

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$207,771,498	$—	$207,771,498

Total Investments	$—	$207,771,498	$—	$207,771,498

Futures Contracts	$71,347	$—	$—	$71,347
Interest Rate Swaps	—	33,298	—	33,298

Total	$71,347	$207,804,796	$—	$207,876,143

Liability Description

Futures Contracts	$(64,245)	$—	$—	$(64,245)

Total	$(64,245)	$—	$—	$(64,245)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
New York Municipal Income Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.3%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,987,945

		$3,987,945

Education — 22.5%
$1,810	Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$1,823,159
5,725	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34(1)	5,936,939
985	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	986,970
1,790	New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,878,856
5,000	New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,872,050
5,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(2)	5,214,300
10,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(3)	10,438,800
2,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,594,275
8,500	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	9,150,250
1,110	New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,192,717
250	New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	260,773
1,500	New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,479,450
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,319,100
5,500	New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,659,225
2,440	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	2,211,128
9,990	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46	10,064,625
970	Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	944,576
2,515	Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,372,525

		$70,399,718

Electric Utilities — 3.8%
$2,930	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$3,212,247
5,000	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,007,500
3,755	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	3,726,837

		$11,946,584

General Obligations — 3.5%
$250	New York City, 5.30%, 4/1/27	$270,840
5,000	New York City, 5.375%, 4/1/36	5,225,050
4,000	New York City, 6.25%, 10/15/28	4,563,800
1,000	Saratoga County, 4.75%, 7/15/37	1,014,620

		$11,074,310

Health Care-Miscellaneous — 0.2%
$340	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$276,842
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	111,510
20	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series C, 7.50%, 9/1/15	20,275
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	167,265
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	146,991

		$722,883

1

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 15.0%
$370	Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$382,869
2,535	Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,552,694
2,790	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,653,178
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,357,822
150	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	151,630
4,575	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,576,327
6,750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(3)	6,807,510
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,931,700
3,500	New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,581,515
3,155	New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	3,045,238
4,500	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,542,120
1,420	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,349,625
2,830	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,658,106
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,479,290
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	905,340
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,029,800

		$47,004,764

Housing — 4.3%
$3,500	New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,170,650
2,000	New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	1,919,860
2,000	New York Housing Finance Agency, 5.25%, 11/1/41	2,019,300
3,000	New York Mortgage Agency, (AMT), 5.20%, 10/1/32	3,002,910
2,035	New York Mortgage Agency, (AMT), 5.30%, 4/1/29	2,035,041
1,315	New York Mortgage Agency, (AMT), 5.65%, 4/1/30	1,315,394

		$13,463,155

Industrial Development Revenue — 3.2%
$4,005	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$4,100,279
5,000	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	4,703,950
1,250	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,264,150

		$10,068,379

Insured-Education — 3.0%
$6,600	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,374,148
2,250	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,245,253
910	New York Dormitory Authority, (University of Rochester), (AMBAC), 4.25%, 7/1/39	816,825

		$9,436,226

Insured-Electric Utilities — 1.5%
$4,250	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	$4,733,522

		$4,733,522

Insured-Escrowed/Prerefunded — 3.9%
$3,915	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$2,245,409
4,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	2,378,249
16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	7,691,505

		$12,315,163

Insured-General Obligations — 2.3%
$1,875	Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$2,136,450
2,700	Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	3,047,760
675	Jamestown, (AMBAC), 7.10%, 3/15/12	705,058
675	Jamestown, (AMBAC), 7.10%, 3/15/13	743,850
515	Jamestown, (AMBAC), 7.10%, 3/15/14	591,781

		$7,224,899

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 2.5%
$9,335	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$7,898,157

		$7,898,157

Insured-Other Revenue — 1.8%
$10,225	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$3,490,917
2,590	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	830,018
4,825	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	1,357,176

		$5,678,111

Insured-Special Tax Revenue — 3.3%
$3,660	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,394,650
1,000	New York Urban Development Corp., (FGIC), (NPFG), 5.25%, 3/15/34	1,019,750
6,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,266,313
15,975	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	3,125,828
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	632,716

		$10,439,257

Insured-Transportation — 1.5%
$2,695	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$2,610,970
2,060	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	1,906,798

		$4,517,768

Insured-Water and Sewer — 0.7%
$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,276,354

		$2,276,354

Lease Revenue/Certificates of Participation — 4.0%
$10,940	New York Urban Development Corp., 5.70%, 4/1/20	$12,658,236

		$12,658,236

Other Revenue — 4.7%
$2,000	Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,271,540
10,395	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	2,981,286
1,260	Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,282,453
2,710	New York City Cultural Resource Trust, (Museum of Modern Art), 5.00%, 4/1/31	2,824,389
3,235	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	3,055,393
1,000	New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,036,810
1,960	New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	2,173,738

		$14,625,609

Senior Living/Life Care — 1.0%
$800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$706,216
2,395	Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,381,756

		$3,087,972

Special Tax Revenue — 7.0%
$1,605	New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	$1,656,873
5,000	New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,171,200
1,500	New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,583,130
5,500	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,800,630
50,000	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	2,365,500
3,190	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	3,191,340
1,890	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,985,237

		$21,753,910

3

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 11.0%
$2,710	Metropolitan Transportation Authority, 5.00%, 11/15/37	$2,653,470
1,915	Nassau County Bridge Authority, 5.00%, 10/1/40	1,928,960
12,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(3)	12,278,640
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,789,200
5,440	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	5,203,251
9,000	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(3)	9,439,290

		$34,292,811

Water and Sewer — 6.7%
$585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$221,861
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	207,581
335	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	111,991
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	160,606
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	151,421
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	143,062
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	135,112
1,000	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,047,300
10	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40	10,993
3,450	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(3)	3,792,620
5,910	New York Environmental Facilities Corp., 5.00%, 10/15/39	6,141,790
8,400	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(3)	8,737,428

		$20,861,765

Total Tax-Exempt Investments — 108.7% (identified cost $336,800,730)		$340,467,498

Other Assets, Less Liabilities — (8.7)%		$(27,237,901)

Net Assets — 100.0%		$313,229,597

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 19.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 7.7% of total investments.

(1)		Security (or a portion thereof) has been pledged as collateral for open swap contracts. The aggregate value of such collateral is $331,846.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security represents the municipal bond held by a trust that issues residual interest bonds.

4

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	275 U.S. 10-Year Treasury Note	Short	$(33,463,559)	$(33,640,234)	$(176,675)
9/11	164 U.S. 30-Year Treasury Bond	Short	(20,333,137)	(20,177,125)	156,012

					$(20,663)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase & Co.	$8,900,000	4.088%	3-month USD- LIBOR-BBA	September 9, 2011/ September 9, 2041	$47,512

$47,512

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $203,524 and $176,675, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$303,467,344

Gross unrealized appreciation	$14,324,580
Gross unrealized depreciation	(11,849,426)

Net unrealized appreciation	$2,475,154

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

5

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$340,467,498	$—	$340,467,498

Total Investments	$—	$340,467,498	$—	$340,467,498

Futures Contracts	$156,012	$—	$—	$156,012
Interest Rate Swaps	—	47,512	—	47,512

Total	$156,012	$340,515,010	$—	$340,671,022

Liability Description

Futures Contracts	$(176,675)	$—	$—	$(176,675)

Total	$(176,675)	$—	$—	$(176,675)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance
Ohio Municipal Income Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.1%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 4.2%
$590	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$525,301
650	Cleveland-Cuyahoga County Port Authority, (Fairmount Project), 5.125%, 5/15/25	555,080
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,459,685
5,955	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	6,021,577

		$8,561,643

Education — 4.7%
$2,500	Cuyahoga Community College District, 5.25%, 2/1/29	$2,651,400
5,000	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 5.00%, 12/1/33	5,086,250
550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	661,705
1,105	Ohio State University, 5.00%, 12/1/29	1,185,875

		$9,585,230

Electric Utilities — 1.5%
$1,025	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,024,980
2,290	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	2,129,608

		$3,154,588

Escrowed/Prerefunded — 1.1%
$2,000	Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28(1)	$2,256,580

		$2,256,580

General Obligations — 1.1%
$1,000	Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,101,850
1,000	Highland Local School District, (School Facilities, Construction and Improvement), 5.50%, 12/1/36	1,069,280
130	Tuscarawas County, (Public Library Improvement), 6.90%, 12/1/11	130,417

		$2,301,547

Hospital — 10.8%
$2,500	Butler County, (Kettering Health Network), 5.25%, 4/1/31(2)	$2,407,575
950	Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	943,464
1,250	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,256,325
1,000	Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,032,670
1,080	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	894,974
5,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 5.25%, 1/15/46	4,563,900
4,880	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,963,253
2,000	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	2,064,440
2,750	Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,640,742
725	Richland County, (MedCentral Health Systems), 5.25%, 11/15/36	706,114
830	Richland County, (MedCentral Health Systems), 6.375%, 11/15/30	839,039

		$22,312,496

Housing — 0.5%
$1,010	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$941,865

		$941,865

Industrial Development Revenue — 4.6%
$2,300	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,994,859
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 7/1/35	4,001,400

1

Principal
Amount
(000’s omitted)	Security	Value
$825	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	$845,460
3,165	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,647,016

		$9,488,735

Insured-Education — 4.1%
$2,175	Kent State University, (AGC), 5.00%, 5/1/29	$2,223,655
750	Miami University, (AMBAC), 3.25%, 9/1/26	651,083
2,770	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,803,960
2,700	University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,690,766

		$8,369,464

Insured-Electric Utilities — 10.8%
$4,300	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,431,838
2,540	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	1,068,248
2,000	Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,051,880
5,210	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	5,122,003
2,630	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	2,629,895
3,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	1,376,610
2,500	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	1,077,450
4,750	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	1,911,780
2,750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	2,669,672

		$22,339,376

Insured-Escrowed/Prerefunded — 3.2%
$1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), Prerefunded to 12/1/13, 5.00%, 12/1/31	$1,108,360
1,500	Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,792,980
1,000	Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,165,460
845	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	992,461
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,476,819

		$6,536,080

Insured-General Obligations — 31.4%
$1,975	Adams County Local School District, (AGM), 4.25%, 12/1/33	$1,820,891
1,300	Brookfield Local School District, (AGM), 5.25%, 1/15/36	1,342,419
2,500	Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	776,500
2,500	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), (FGIC), 5.25%, 12/1/29	2,811,900
7,500	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), (FGIC), 5.25%, 12/1/29(3)	8,435,700
2,105	Cleveland, (AMBAC), 5.50%, 10/1/23	2,397,385
625	Columbus School District, (Classroom Facilities Construction & Improvement), (AGM), 4.25%, 12/1/32	596,606
3,700	Fairview Park, (NPFG), 5.00%, 12/1/25	3,820,398
3,085	Hamilton City School District, (AGM), 4.25%, 12/1/30	2,924,796
770	Hamilton City School District, (AGM), 5.00%, 12/1/18	868,560
9,705	Kettering City School District, (AGM), 5.25%, 12/1/31	10,457,720
3,525	Mason City School District, (AGM), 5.25%, 12/1/31	4,089,916
1,745	Olentangy Local School District, (AGM), 5.00%, 12/1/21	1,907,826
1,255	Olentangy Local School District, (AGM), 5.00%, 12/1/30	1,300,004
1,620	Painesville City School District, (NPFG), 5.00%, 12/1/24	1,686,971
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), (NPFG), 0.00%, 12/1/16	1,309,215
5,000	Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,492,250
5,000	Springboro Community City School District, (AGM), 5.25%, 12/1/32	5,379,150
6,705	Westerville City School District, (XLCA), 5.00%, 12/1/27	7,424,983

		$64,843,190

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 4.0%
$3,550	Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31	$3,085,092
1,270	Franklin County, (Ohio Health Corp.), (NPFG), 5.00%, 5/15/33	1,268,247
1,555	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	1,338,062
2,575	Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 18.093%, 2/1/29(4)(5)(6)	2,642,671

		$8,334,072

Insured-Special Tax Revenue — 1.2%
$4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$1,459,368
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	978,350
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	90,170

		$2,527,888

Insured-Transportation — 7.0%
$7,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$7,978,040
5,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	4,874,700
1,595	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,507,754

		$14,360,494

Insured-Water and Sewer — 2.4%
$5,000	Cleveland Waterworks, (NPFG), 5.00%, 1/1/37	$5,044,250

		$5,044,250

Lease Revenue/Certificates of Participation — 1.5%
$1,455	Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,526,950
1,500	Ohio Building Authority, 5.00%, 10/1/27	1,575,060

		$3,102,010

Other Revenue — 2.9%
$2,275	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	$1,651,832
4,700	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	4,222,433

		$5,874,265

Special Tax Revenue — 0.3%
$675	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$709,013

		$709,013

Water and Sewer — 4.8%
$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23(7)	$3,158,820
3,850	Cincinnati Water System Authority, 5.00%, 12/1/32	4,013,894
750	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	810,098
750	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	800,100
1,000	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.25%, 6/1/20	1,199,770

		$9,982,682

Total Tax-Exempt Investments — 102.1% (identified cost $209,790,131)		$210,625,468

Other Assets, Less Liabilities — (2.1)%		$(4,306,339)

Net Assets — 100.0%		$206,319,129

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 62.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 26.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		When-issued security.

(3)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2011, the aggregate value of these securities is $2,642,671 or 1.3% of the Fund’s net assets.

(5)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(6)		Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at June 30, 2011.

(7)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	65 U.S. 10-Year Treasury Note	Short	$(7,909,568)	$(7,951,328)	$(41,760)
9/11	166 U.S. 30-Year Treasury Bond	Short	(20,581,103)	(20,423,188)	157,915

					$116,155

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
			3-month USD-	August 12, 2011/
Bank of America	$4,300,000	4.165%	LIBOR-BBA	August 12, 2041	$(48,002)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $157,915 and $89,762, respectively.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,993,602

Gross unrealized appreciation	$7,719,138
Gross unrealized depreciation	(5,587,272)

Net unrealized appreciation	$2,131,866

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$210,625,468	$—	$210,625,468

Total Investments	$—	$210,625,468	$—	$210,625,468

Futures Contracts	$157,915	$—	$—	$157,915

Total	$157,915	$210,625,468	$—	$210,783,383

Liability Description

Futures Contracts	$(41,760)	$—	$—	$(41,760)
Interest Rate Swaps	—	(48,002)	—	(48,002)

Total	$(41,760)	$(48,002)	$—	$(89,762)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Rhode Island Municipal Income Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.7%
$1,000	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	$1,002,290
750	Rhode Island Health and Educational Building Corp., (New England Institute of Technology), 5.125%, 3/1/40	748,267
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,075,410

		$2,825,967

Escrowed/Prerefunded — 2.9%
$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,067,470

		$1,067,470

General Obligations — 4.8%
$225	Puerto Rico, 0.00%, 7/1/16	$184,151
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), 5.00%, 5/15/29	1,070,080
500	Rhode Island Health and Educational Building Corp., (Public Schools), 5.00%, 5/15/31	499,035

		$1,753,266

Hospital — 1.4%
$500	Fulton County, GA, Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	$506,730

		$506,730

Housing — 5.0%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$900,567
950	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	929,366

		$1,829,933

Industrial Development Revenue — 5.0%
$750	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$766,313
1,250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,045,425

		$1,811,738

Insured-Education — 7.5%
$1,000	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$1,000,600
750	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (XLCA), 5.50%, 8/15/35	757,118
1,000	Rhode Island Health and Educational Building Corp., (State Colleges), (AGM), 5.00%, 9/15/40	973,710

		$2,731,428

Insured-Electric Utilities — 4.2%
$250	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$268,178
310	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	309,640
865	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	968,817

		$1,546,635

Insured-Escrowed/Prerefunded — 0.8%
$230	Rhode Island Depositors Economic Protection Corp., (AGM), Escrowed to Maturity, 5.75%, 8/1/21	$287,967

		$287,967

Insured-General Obligations — 9.5%
$600	North Kingstown, (FGIC), (NPFG), 5.00%, 10/1/25	$632,574
890	Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.00%, 5/15/34	871,541
750	Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.25%, 5/15/29	780,353
750	Rhode Island Health and Educational Building Corp., (Public Schools), (AGM), 4.75%, 5/15/29	753,675

1

Principal
Amount
(000’s omitted)	Security	Value
$500	Rhode Island Health and Educational Building Corp., (Public Schools), (AMBAC), 5.00%, 5/15/27	$446,405

		$3,484,548

Insured-Hospital — 2.7%
$1,000	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (AGM), 5.00%, 5/15/32	$1,000,580

		$1,000,580

Insured-Housing — 6.0%
$750	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.00%, 10/1/48	$688,800
40	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.25%, 10/1/31	38,313
495	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	467,161
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.55%, 10/1/32	1,000,020

		$2,194,294

Insured-Lease Revenue/Certificates of Participation — 2.5%
$750	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$907,943

		$907,943

Insured-Solid Waste — 2.1%
$750	Rhode Island Resource Recovery Corp., (NPFG), (AMT), 5.00%, 3/1/22	$751,620

		$751,620

Insured-Special Tax Revenue — 9.3%
$265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$88,974
1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	436,891
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	248,349
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	561,260
1,820	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	98,698
785	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	83,673
630	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	62,521
750	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AGC), 5.375%, 6/15/27	795,795
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,012,890

		$3,389,051

Insured-Student Loan — 3.5%
$1,000	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	$819,200
500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	454,095

		$1,273,295

Insured-Transportation — 9.4%
$1,500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,462,410
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (AGC), (AMT), 5.25%, 7/1/38	941,630
1,000	Rhode Island Economic Development Corp., (T.F. Green Airport), (AGM), (AMT), 5.00%, 7/1/20	1,026,040

		$3,430,080

Insured-Water and Sewer — 3.8%
$1,000	Narragansett Bay Commission, (NPFG), 5.00%, 8/1/35	$992,340
350	Rhode Island Clean Water, Water Pollution Control, (NPFG), 5.40%, 10/1/15(2)	378,994

		$1,371,334

Nursing Home — 2.7%
$1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	$1,001,240

		$1,001,240

2

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 0.6%
$250	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$203,600

		$203,600

Special Tax Revenue — 6.5%
$135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$134,762
145	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	144,438
1,260	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	1,260,529
425	Tiverton Special Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	405,471
100	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	88,436
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	341,377

		$2,375,013

Transportation — 4.0%
$1,000	Pennsylvania Turnpike Commission, 5.25%, 6/1/39	$990,550
500	Rhode Island Turnpike and Bridge Authority, 5.00%, 12/1/39	488,485

		$1,479,035

Water and Sewer — 3.0%
$1,000	Rhode Island Clean Water Financing Authority, Water Pollution Control, 5.00%, 10/1/30	$1,078,760

		$1,078,760

Total Tax-Exempt Investments — 104.9% (identified cost $39,315,033)		$38,301,527

Other Assets, Less Liabilities — (4.9)%		$(1,776,287)

Net Assets — 100.0%		$36,525,240

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. In addition, 19.0% of the Fund’s net assets at June 30, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 58.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 16.3% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $315,529.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	16 U.S. 10-Year Treasury Note	Short	$(1,946,971)	$(1,957,250)	$(10,279)
9/11	16 U.S. 30-Year Treasury Bond	Short	(1,983,720)	(1,968,500)	15,220

					$4,941

3

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$1,262,500	4.088%	3-month USD- LIBOR-BBA	September 9, 2011/ September 9, 2041	$6,740

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $21,960 and $10,279, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,509,949

Gross unrealized appreciation	$919,198
Gross unrealized depreciation	(1,822,620)

Net unrealized depreciation	$(903,422)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$38,301,527	$—	$38,301,527

Total Investments	$—	$38,301,527	$—	$38,301,527

Futures Contracts	$15,220	$—	$—	$15,220
Interest Rate Swaps	—	6,740	—	6,740

Total	$15,220	$38,308,267	$—	$38,323,487

Liability Description

Futures Contracts	$(10,279)	$—	$—	$(10,279)

Total	$(10,279)	$—	$—	$(10,279)

4

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event — Reorganization

On August 12, 2011, the shareholders of the Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby Eaton Vance National Municipal Income Fund (National Municipal Income Fund) will acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of National Municipal Income Fund. The Agreement was previously approved by the Fund’s Trustees. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur no later than September 30, 2011.

5

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	August 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	August 25, 2011